FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020 USD ($)	Jul. 06, 2019 USD ($)	Jul. 04, 2020 USD ($)	Jul. 06, 2019 USD ($)	Jul. 04, 2020 EUR (€)	Jul. 04, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Debt issue costs	$ 8		$ 8				$ 8
Unrealized gain (loss) on derivatives	0		0				(1)
Foreign Currency Forward Contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount						$ 2			$ 52
Unrealized gain (loss) on derivatives	1		1				1
Gains (losses) on financial assets at fair value through profit or loss	1	$ 1	2	$ 1
Foreign Currency Options | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €					€ 0			€ 30,000,000
Unrealized gain (loss) on derivatives	0		0				$ 1
Gains (losses) on financial assets at fair value through profit or loss	$ 0	$ 1	$ 1	$ 1